ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Balance sheet (Details) - USD ($) $ in Thousands	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	$ 62,998	$ 59,328	$ 67,152
Inventory	164,299	145,423	175,098
Prepaid expenses and other current assets	20,069	12,211	7,134
Deferred charges and other assets	1,122	1,014	1,011
Liabilities and Equity [Abstract]
Accrued expenses and other current liabilities	44,583	53,022	45,862
Taxes payable	278	6,390	12,280
Accumulated deficit	(237,596)	$ (240,104)	$ (296,184)
Impact of Adoption
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	(5,204)
Inventory	1,991
Prepaid expenses and other current assets	(139)
Deferred charges and other assets	15
Liabilities and Equity [Abstract]
Accrued expenses and other current liabilities	(866)
Taxes payable	(45)
Accumulated deficit	(2,426)
Balances without Adoption of ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	57,794
Inventory	166,290
Prepaid expenses and other current assets	19,930
Deferred charges and other assets	1,137
Liabilities and Equity [Abstract]
Accrued expenses and other current liabilities	43,717
Taxes payable	233
Accumulated deficit	$ (240,022)